Unaudited Condensed Statement of Cash Flows - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (3,881,651)	$ 1,456,577
Adjustments to reconcile net loss to net cash used in operating activities:
Loss upon issuance of private placement warrants	1,103,400
Offering costs associated with derivative warrant liabilities	724,418
Change in fair value of derivative warrant liabilities	1,810,050	(4,442,850)
Net gain (loss) from investments held in Trust Account	1,198	(74,050)
Changes in operating assets and liabilities:
Prepaid expenses	(627,614)	176,647
Accounts payable	3,728	52,889
Accounts payable – related party	8,000	1,305
Accrued expenses	107,577	2,475,388
Franchise tax payable	61,420	11,744
Due to related party	6,252	(6,252)
Net cash used in operating activities	(683,222)	(348,602)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(206,500,000)
Net cash used in investing activities	(206,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from note payable to related party	43,913
Repayment of note payable to related party	(104,788)
Proceeds received from initial public offering, gross	206,500,000
Proceeds received from private placement	6,130,000
Offering costs paid	(4,589,823)
Net cash provided by financing activities	208,004,302
Net increase (decrease) in cash	821,080	(348,602)
Cash – beginning of the period		821,080
Cash – end of the period	821,080	472,478
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	75,000
Deferred underwriting commissions in connection with the initial public offering	7,227,500
Initial value of Class A common stock subject to possible redemption	170,500,700
Change in Value of Class A common stock subject to possible redemption	$ 3,730,360	$ 1,456,580